Leases (Tables)	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019
Leases [Abstract]
Summary of Right-of-Use Assets and Lease Liabilities on the Balance Sheet
The Company’s operating and finance right-of-use assets and lease liabilities are as follows:

October 3, 2020
Right-of-use assets(1)
Operating leases	$3,687
Finance leases	361
Total right-of-use assets	4,048

Short-term lease liabilities(2)
Operating leases	747
Finance leases	37
784
Long-term lease liabilities(3)
Operating leases	2,640
Finance leases	271
2,911
Total lease liabilities	$3,695
(1)Included in “Other assets” in the Consolidated Balance Sheet. Includes approximately $0.6 billion of long-term prepaid rent that was presented as a right-of-use asset upon adoption.
(2)Included in “Accounts payable and other accrued liabilities” in the Consolidated Balance Sheet.
(3)Included in “Other long-term liabilities” in the Consolidated Balance Sheet.

Components of Lease Costs
The components of lease expense for the year ended October 3, 2020 are as follows:

Finance lease cost
Amortization of right-of-use assets	$37
Interest on lease liabilities	16
Operating lease cost	899
Variable fees and other(1)	491
Total lease cost	$1,443
(1)Includes variable lease payments related to our operating and finance leases and costs of Short-term leases, net of sublease income.

Summary of Cash Flows Arising From Lease Transactions
Cash paid during the year ended October 3, 2020 for amounts included in the measurement of lease liabilities as of the beginning of the reporting period is as follows:

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$879
Operating cash flows for finance leases	16
Financing cash flows for finance leases	37
Total	$932

Lease Liability, Fiscal Year Maturity - Operating Lease
Future minimum lease payments, as of October 3, 2020, are as follows:

	Operating	Financing
Fiscal year:
2021	$840	$56
2022	635	56
2023	494	51
2024	367	40
2025	310	35
Thereafter	1,565	482
Total undiscounted future lease payments	4,211	720
Less: Imputed interest	(824)	(412)
Total reported lease liability	$3,387	$308

Lease, Liability, Fiscal Year Maturity - Finance Lease
Future minimum lease payments, as of October 3, 2020, are as follows:

	Operating	Financing
Fiscal year:
2021	$840	$56
2022	635	56
2023	494	51
2024	367	40
2025	310	35
Thereafter	1,565	482
Total undiscounted future lease payments	4,211	720
Less: Imputed interest	(824)	(412)
Total reported lease liability	$3,387	$308

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under non-cancelable operating leases and non-cancelable capital leases at September 28, 2019, presented based on our historical accounting prior to the adoption of the new lease guidance, are as follows:

	Operating Leases	Capital Leases
Fiscal year:
2020	$982	$19
2021	849	20
2022	670	19
2023	532	17
2024	407	16
Thereafter	2,491	458
Total minimum obligations	$5,931	549
Less: amount representing interest		(398)
Present value of net minimum obligations		$151

Schedule of Future Minimum Lease Payments for Capital Leases
Future minimum lease payments under non-cancelable operating leases and non-cancelable capital leases at September 28, 2019, presented based on our historical accounting prior to the adoption of the new lease guidance, are as follows:

	Operating Leases	Capital Leases
Fiscal year:
2020	$982	$19
2021	849	20
2022	670	19
2023	532	17
2024	407	16
Thereafter	2,491	458
Total minimum obligations	$5,931	549
Less: amount representing interest		(398)
Present value of net minimum obligations		$151